Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

Summary Compensation Table, the “compensation actually paid” to our PEO (Alan Lowe, Chief Executive Officer since 2015) and on an average basis, our other NEOs (in each case, as determined under SEC rules), our TSR, our prior peer group TSR (NASDAQ 100 Technology Sector Index), our peer group TSR (S&P Telecom Select Industry Index), our net income, and revenue.

Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEOs(3)	Average Compensation Table Total for non-PEO NEOs(2)	Total Shareholder Return(4)	Prior Peer Group Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (Loss) ($M)(5)	Revenue ($M)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)
2024	$12,077,066	$9,284,053	$3,864,547	$3,201,388	$66.89	$186.44	$121.02	($546.5)	$1,359.2
2023	$13,905,732	$6,157,896	$4,514,349	$2,014,899	$74.52	$139.07	$119.47	($131.6)	$1,767.0
2022	$10,793,744	$10,940,691	$3,837,309	$3,910,681	$102.22	$108.03	$119.35	$198.9	$1,712.6
2021	$10,299,689	$12,146,329	$3,551,321	$4,214,728	$109.64	$149.90	$153.25	$397.3	$1,742.8

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for PEO (Lowe) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation – Executive Compensation Tables – Summary Compensation Table.”

Peer Group Issuers, Footnote [Text Block]
(4)	TSR determined in Column (f) is based on the value of an initial fixed investment of $100 in LITE as of June 28, 2020. TSR determined in Column (g) is based on the value of an initial fixed investment of $100 in the NASDAQ 100 Technology Sector Index as of June 28, 2020. TSR determined in Column (h) is based on the value of an initial fixed investment of $100 in the S&P Telecom Select Industry Index as of June 28, 2020.

PEO Total Compensation Amount	$ 12,077,066	$ 13,905,732	$ 10,793,744	$ 10,299,689
PEO Actually Paid Compensation Amount	$ 9,284,053	6,157,896	10,940,691	12,146,329
Adjustment To PEO Compensation, Footnote

The following table details these adjustments for each fiscal year for our PEO and for our non-PEO NEOs on average:

Fiscal Year		Summary Compensation Table Total (a)	Subtract Grant Date Fair Value of Stock Awards (b)	Add Fair Value at Fiscal Year-end of Outstanding and Unvested Options Awards and Stock Awards Granted in Fiscal Year (a)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (b)	Adjust for Change in Fair Value of Outstanding Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	Subtract Fair Value of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (c)	CAP (c)
2024	PEO	$12,077,066	($11,003,208)	$9,734,020	($496,704)	$0	($1,027,121)	$9,284,053
	Non-PEO NEOs	$3,864,547	($3,384,415)	$3,053,104	($112,027)	$0	($219,821)	$3,201,388
2023	PEO	$13,905,732	($12,528,619)	$7,293,688	($4,368,577)	$1,855,672	$0	$6,157,896
	Non-PEO NEOs	$4,514,349	($3,847,814)	$2,206,098	($1,430,875)	$573,141	$0	$2,014,899
2022	PEO	$10,793,744	($8,901,523)	$8,033,359	($132,894)	$1,148,005	$0	$10,940,691
	Non-PEO NEOs	$3,837,309	($2,957,948)	$2,669,459	($44,163)	$406,023	$0	$3,910,681
2021	PEO	$10,299,689	($8,565,127)	$8,245,083	$1,274,229	$892,454	$0	$12,146,329
	Non-PEO NEOs	$3,551,321	($2,655,195)	$2,558,147	$446,044	$314,411	$0	$4,214,728
(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(i-v)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii)	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;
(iii)	Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv)	Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year;
(v)	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.
(c)	“Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules

Non-PEO NEO Average Total Compensation Amount	$ 3,864,547	4,514,349	3,837,309	3,551,321
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,201,388	2,014,899	3,910,681	4,214,728
Adjustment to Non-PEO NEO Compensation Footnote

The following table details these adjustments for each fiscal year for our PEO and for our non-PEO NEOs on average:

Fiscal Year		Summary Compensation Table Total (a)	Subtract Grant Date Fair Value of Stock Awards (b)	Add Fair Value at Fiscal Year-end of Outstanding and Unvested Options Awards and Stock Awards Granted in Fiscal Year (a)	Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (b)	Adjust for Change in Fair Value of Outstanding Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (c)	Subtract Fair Value of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year (c)	CAP (c)
2024	PEO	$12,077,066	($11,003,208)	$9,734,020	($496,704)	$0	($1,027,121)	$9,284,053
	Non-PEO NEOs	$3,864,547	($3,384,415)	$3,053,104	($112,027)	$0	($219,821)	$3,201,388
2023	PEO	$13,905,732	($12,528,619)	$7,293,688	($4,368,577)	$1,855,672	$0	$6,157,896
	Non-PEO NEOs	$4,514,349	($3,847,814)	$2,206,098	($1,430,875)	$573,141	$0	$2,014,899
2022	PEO	$10,793,744	($8,901,523)	$8,033,359	($132,894)	$1,148,005	$0	$10,940,691
	Non-PEO NEOs	$3,837,309	($2,957,948)	$2,669,459	($44,163)	$406,023	$0	$3,910,681
2021	PEO	$10,299,689	($8,565,127)	$8,245,083	$1,274,229	$892,454	$0	$12,146,329
	Non-PEO NEOs	$3,551,321	($2,655,195)	$2,558,147	$446,044	$314,411	$0	$4,214,728
(a)	The dollar amounts reported in the Summary Compensation Table for the applicable year.
(b)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(i-v)	The recalculated value of equity awards for each applicable year includes the addition (or subtraction, as applicable) of the following:
(i)	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year;
(ii)	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years from the end of the prior Fiscal Year to the end of the current Fiscal Year;
(iii)	Change in Fair Value as of Vesting Date (compared to prior Fiscal Year End) of Option Awards and Stock Awards Granted in the Current Year and Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year;
(iv)	Fair Value at Vesting Date of Option Awards and Stock Awards Granted in Fiscal Year;
(v)	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year.
(c)	“Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Lumentum CAP vs Lumentum and Index TSR
Compensation Actually Paid vs. Net Income [Text Block]	Lumentum CAP vs Net Income ($M)
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Lumentum CAP vs Revenue ($M)
Tabular List [Table Text Block]

Performance Measures

A mix of performance measures are used in order to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important for NEOs’ 2024 compensation decisions are listed in the table below, each of which is described in more detail in the CD&A.

Most Important Performance Measures Driving Compensation Actually Paid
Revenue
Operating Income
Strategic Progress Objectives

Total Shareholder Return Amount	$ 66.89	74.52	102.22	109.64
Net Income (Loss) Attributable to Parent	$ (546,500,000)	$ (131,600,000)	$ 198,900,000	$ 397,300,000
Company Selected Measure Amount	1,359,200,000	1,767,000,000.0	1,712,600,000	1,742,800,000
PEO Name	Lowe	Lowe	Lowe	Lowe
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]
(6)	We selected Revenue as our Company Selected Measure, which is the most important financial measure that links company performance with Compensation Actually Paid. Dollar amounts in Column (j) are our GAAP Revenue for each fiscal year (in millions).

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Progress Objectives
Subtract Grant Date Fair Value Of Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (11,003,208)	$ (12,528,619)	$ (8,901,523)	$ (8,565,127)
Subtract Grant Date Fair Value Of Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,384,415)	(3,847,814)	(2,957,948)	(2,655,195)
Add Fair Value At Fiscal Year End Of Outstanding And Unvested Options Awards And Stock Awards Granted In Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,734,020	7,293,688	8,033,359	8,245,083
Add Fair Value At Fiscal Year End Of Outstanding And Unvested Options Awards And Stock Awards Granted In Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,053,104	2,206,098	2,669,459	2,558,147
Adjust For Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(496,704)	(4,368,577)	(132,894)	1,274,229
Adjust For Change In Fair Value Of Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(112,027)	(1,430,875)	(44,163)	446,044
Adjust For Change In Fair Value Of Outstanding Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	1,855,672	1,148,005	892,454
Adjust For Change In Fair Value Of Outstanding Option Awards And Stock Awards Granted In Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	573,141	406,023	314,411
Subtract Fair Value Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,027,121)	0	0	0
Subtract Fair Value Of Prior Fiscal Year End Of Option Awards And Stock Awards Granted In Prior Fiscal Years That Failed To Meet Applicable Vesting Conditions During Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(219,821)	0	0	0
Prior Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	186.44	139.07	108.03	149.90
Peer Group [Member]
Pay vs Performance Disclosure [Table]
Peer Group Total Shareholder Return Amount	$ 121.02	$ 119.47	$ 119.35	$ 153.25